Income Tax	12 Months Ended
Dec. 31, 2024
Income Tax
Income Tax

Note 15 – Income Tax

A.	Corporate tax rate

The Company is tax registered in Israel and is subject to the Israeli corporation tax at 23% in 2018 thereafter.

B.	Benefits under the Law for the Encouragement of Industry (Taxes)
a.	The Company and some of its subsidiaries qualify as “Industrial Companies” as defined in the Law for the Encouragement of Industry (Taxes) – 1969, and accordingly they are entitled to benefits, of which the most significant are, under limited conditions, the possibility of submitting consolidated tax returns with related Israeli companies and amortization in three equal annual portions of issuance expenses when registering shares for trading as from the date the shares of the company were registered.
b.	The Company and certain subsidiaries are submitting a consolidated tax return to the tax authorities in accordance with the Law for the Encouragement of Industry (Taxes) – 1969. As a result, the companies are, inter alia, entitled to offset their losses from the taxable income of other companies, subject to compliance with certain conditions.
C.	Description of the implications of the tax laws applicable to affiliated companies incorporated outside of Israel

The Group companies operating outside of Israel are subject to the tax laws applicable in the countries of residence and the activity of those companies. The tax rate applicable to material companies outside of Israel are:

Companies incorporated in Switzerland (varies from canton to canton) - tax rate of 12% (the relevant canton).

Company incorporated in UK - tax rate of 19% until March 31, 2023 and 25% from April 1, 2023, onward.

Companies incorporated in Netherlands - tax rate of 25% for taxable income above Euro 200 thousand and tax rate of 19% for taxable income up to Euro 200 thousand.

Company incorporated in U.S. - tax rate of 21%.

Companies incorporated in Germany - tax rate of 15.8%.

D.	Composition of income tax expense (income)

	Year ended December 31
	2022	2023	2024
Current tax expense	$845	73	397
Deferred tax expenses (income)	(581)	(11)	—
Income tax expense (income)	$264	62	397

E.	Loss before taxes on income is comprised as follows:

	Year ended December 31
	2022	2023	2024
Domestic	$(217,330)	(45,319)	(83,768)
Foreign	(12,348)	(11,694)	(15,693)
	$(229,678)	(57,013)	(99,461)

Note 15 – Income Tax (Cont.)

F.	Deferred tax assets and liabilities

The components of the net deferred tax asset as of December 31, 2024 and 2023 are the following:

	December 31,
	2023	2024
Carry forward tax losses	$66,434	93,628
Development expenses	10,017	6,464
Unrealized loss on securities	9,046	21,065
Accrued employee costs	442	436
Other	33	—
Deferred tax assets before valuation allowance	85,972	121,593

Less: valuation allowance	(85,972)	(121,593)
Total deferred tax assets	—	—

Deferred tax liabilities:
Other	(75)	—
Deferred tax assets before valuation allowance	$(75)	—

ASC 740 requires a valuation allowance to reduce the deferred tax assets reported if, based on the weight of all positive and negative evidence, it is more likely than not that some portion, or all, of the deferred tax assets will not be realized. Realization of the deferred tax assets is substantially dependent on the Company’s ability to generate sufficient taxable income within certain future periods. Management has considered the Company’s history of cumulative tax and book losses incurred since inception, and the other positive and negative evidence, and has concluded that it is more likely than not that the Company will not realize the benefits of the net deferred tax assets as of December 31, 2024 and 2023. Accordingly, a full valuation allowance has been established against the net deferred tax assets as of December 31, 2024 and 2023. The valuation allowance increased by a net of $36 million during the current year.

G.	Tax assessments

The Israeli entities have final tax assessments until and including the 2019 tax year.

H.	Accumulated losses for tax purposes and other deductible temporary differences

As of December 31, 2024, and 2023, the Group had net operating loss carryforwards of approximately $412 million and $292 million, respectively. The Group also has capital loss for tax purposes of approximately $88 million.

I.	Income Tax Regulations (Rules on Bookkeeping by Foreign Invested Companies and Certain Partnerships and Determination of their Taxable Income), 1986.

As a “Foreign investment company” (as defined in the Israeli Law for the Encouragement of Capital Investments-1959), the Company’s management has elected to apply Income Tax Regulations (Rules for Maintaining Accounting Records of Foreign Invested Companies and Certain Partnerships and Determining Their Taxable Income) – 1986, from January 2018. Accordingly, its taxable income or loss is calculated in USD.

Note 15 – Income Tax (Cont.)

J.	During 2022, the Company completed a merger of two of its subsidiaries, that are located in Israel. NanoFabrica and DeepCube were merged into Nano Tech. The merger was approved by the Israeli tax authorities.
K.	Reconciliation of the theoretical effective tax rate:

The main reconciliation of the corporation tax rate to the Company’s effective tax rate is the change in valuation allowance and certain nondeductible expenses associated with stock-based compensation.

	Year ended December 31
	2022	2023	2024

Statutory tax rate in Israel	23%	23%	23%
Nondeductible items	(3)%	(9)%	(4)%
Change in valuation allowance	(20)%	(14)%	(19)%

Income tax expense (income)	—	—	—